John Hancock Income Funds
              Supplement to the Prospectus dated September 15, 2005
                            as revised April 1, 2006



John Hancock Bond Fund

On page 5, the "Portfolio Managers" section has been deleted and replaced with the following:

Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Jeffery N. Given, CFA
Joined fund team in 2006

Managers share investment strategy and decisions



On page 25, the Management Biography for Benjamin A. Matthews has been deleted.



June 6, 2006

                            John Hancock Income Funds
   Supplement to the Institutional Class I Prospectus dated September 15, 2005 as revised April 1, 2006



John Hancock Bond Fund

On page 5, the "Portfolio Managers" section has been deleted and replaced with the following:

Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Jeffery N. Given, CFA
Joined fund team in 2006

Managers share investment strategy and decisions



On page 18, the Management Biography for Benjamin A. Matthews has been deleted.




June 6, 2006

                          John Hancock Retirement Funds
     Supplement to the Institutional Class I Prospectus dated March 1, 2006




John Hancock Bond Fund

On page 5, the "Portfolio Managers" section has been deleted and replaced with the following:

Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Jeffery N. Given, CFA
Joined fund team in 2006

Managers share investment strategy and decisions



On page 27, the Management Biography for Benjamin A. Matthews has been deleted and the following Management Biography has been added:

Jeffrey N. Given, CFA
Second vice president, Sovereign Asset
  Management LLC
Joined subadviser in 2005
Second vice president, John Hancock
  Advisers, LLC (1993-2005)
Began business career in 1993



June 6, 2006

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

                             John Hancock Bond Fund
                            dated September 15, 2005


The following sections of the "Additional Information About the Fund's Portfolio Managers" disclosure have been changed to reflect the deletion of Benjamin A. Matthews and the addition of Jeffrey N. Given to Bond Fund's portfolio management team.

ADDITIONAL INFORMATION ABOUT THE FUND'S PORTFOLIO MANAGERS

The "Other Accounts the Portfolio Managers are Managing" section has been deleted and replaced with the following:

Other Accounts the Portfolio Managers are Managing. The table below indicates for each portfolio manager information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table for Messrs. Evans and Greene is as of May 31, 2005. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

------------------------------ -----------------------------------------------------------------------------
   PORTFOLIO MANAGER NAME                    OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
------------------------------ -----------------------------------------------------------------------------
Barry H. Evans, CFA.           Other Registered Investment Companies:  Five (5) funds with total assets of approximately $1.9 billion.

                               Other Pooled Investment Vehicles:  None

                               Other Accounts:  Twenty-one (21) accounts with total assets of approximately $4.0 billion.

------------------------------ -----------------------------------------------------------------------------
Howard C. Greene, CFA          Other Registered Investment Companies:  Two (2) funds with total assets of approximately $928.8 million.

                               Other Pooled Investment Vehicles:  None

                               Other Accounts:  Twenty (20) accounts with total assets of approximately
                               $3.9 billion.

------------------------------ -----------------------------------------------------------------------------
Jeffrey N. Given, CFA*         Other Registered Investment Companies:  Five (5) funds with total assets of approximately $1.9 billion.

                               Other Pooled Investment Vehicles:  None

                               Other Accounts:  Twenty-Five (25) account with total assets of approximately $12 million.

------------------------------ -----------------------------------------------------------------------------

*The information in the table for Mr. Given, who recently joined the portfolio management team, is as of March 31, 2006.

The Adviser does not receive a fee based upon the investment performance of any of the accounts included under "Other Accounts Managed by the Portfolio Managers" in the table above, except that the Adviser receives a performance-based fee with respect to one (1) Other Account with total assets of approximately $399 million as of May 31, 2005.

The "Share Ownership by Portfolio Managers" section has been deleted and replaced with the following:

Share Ownership by Portfolio Managers. The following table indicates as of May 31, 2005 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

         A        -        $0
         B        -        $1 - $10,000
         C        -        $10,001 - $50,000
         D        -        $50,001 - $100,000
         E        -        $100,001 - $500,000
         F        -        $500,001 - $1,000,000
         G        -        More than $1 million

---------------------------------------- --------------------------------------
Portfolio Manager                        Range of Beneficial Ownership
---------------------------------------- --------------------------------------
Barry Evans, CFA                                               B
---------------------------------------- --------------------------------------
Howard C. Greene, CFA                                          B
---------------------------------------- --------------------------------------
Jeffrey N. Given, CFA*                                         C
---------------------------------------- --------------------------------------
*Information for Mr. Given, who recently joined the portfolio management team, is as of May 31, 2006.



June 6, 2006